Derivatives and Fair Value Disclosures - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Derivative assets current	$ 0	$ 387,608
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets non-current		0
Derivative assets current		387,608
Derivative Assets		$ 387,608